UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2020

Premise Capital Diversified Tactical ETF

Ticker: TCTL

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Premise Capital Diversified Tactical ETF

Premise Capital Diversified Tactical ETF

Letter to Shareholders
March 31, 2020 (Unaudited)

Dear Shareholder,

The Premise Capital team is pleased to provide you with the Premise Capital Diversified Tactical ETF (“TCTL” or the “Fund”) semi-annual report, dated March 31st, 2020. TCTL launched on October 27, 2016. This report refers to TCTL’s performance for the period of October 1st, 2019 through March 31st, 2020 (the “current fiscal period”).

TCTL’s performance for the current fiscal period was -16.76% measured in the market price of TCTL and -16.87% measured in net asset value (“NAV”). By comparison, TCTL’s benchmark, the Dow Jones Moderate Portfolio Index (“DJ Moderate”), returned -10.46% for the performance period. The performance of the Premise Capital Frontier Advantage Diversified Tactical Index (the “Index”) was -10.03% over the current fiscal period.

This performance period was marked by volatile markets and unprecedented emergency closings of a large portion of the economy. While there was broad based growth experienced in the domestic fixed income markets, the equity markets experienced a large sell off followed by a sharp partial rebound. As dictated by the Fund’s Index, TCTL lowered its exposure to equities throughout the end of first quarter of 2020 and reversed its equity to fixed income ratio. The timing of the index’s allocation changes dictated a rebalance of the Fund during a very volatile day which led to its underperformance when compared to its index. Directed by the Fund’s index, TCTL ended the quarter near its minimum equity exposure.

The Premise Capital team is honored to continue serving your investment objectives and thanks you for your continued trust in TCTL.

Britton Reynolds,
Portfolio Manager

Premise Capital Diversified Tactical ETF

Letter to Shareholders
March 31, 2020 (Unaudited) (Continued)

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance is no guarantee of future results.

Premise Capital Frontier Advantage Diversified Tactical Index: The Index consists of an investible portfolio of ETFs (“Underlying ETFs”) with exposure to major U.S. and non-U.S. asset classes. The weighting of each Underlying ETF is adjusted to (i) reduce exposure to individual asset classes determined to be in a downward trend (the “Trend Adjustment”) and (ii) reduce overall exposure to equity asset classes (and increase exposure to fixed income asset classes) as the aggregate size of equity asset classes determined to be in a downward trend grows (the “Risk Adjustment”).

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Investments in the Fund include risks associated with small- and mid-cap securities, foreign and emerging market securities, fixed income and high yield securities, REIT securities, ETF investment risk, model risk and tracking error. Please refer to the prospectus for additional information about the risks of investing in the Fund.

Dow Jones Moderate Portfolio Index: The Dow Jones Moderate Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months).

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the Schedule of Investments on page 4.

Premise Capital Frontier Advantage Diversified Tactical Index is distributed by Quasar Distributors, LLC. Premise Capital, LLC is the index provider of the Fund.

One may not directly invest in an index.

Premise Capital Diversified Tactical ETF

Portfolio Allocation
As of March 31, 2020 (Unaudited)

Asset Type	Percentage of Net Assets
U.S. Fixed Income	77.1%
Short-Term Investments	7.2
Inflation Protected Bonds	5.4
U.S. Equity	4.5
U.S. Treasury Bonds	2.8
International Equity	2.3
Emerging Market Equity	0.6
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Premise Capital Diversified Tactical ETF

Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS — 92.7%
	Emerging Market Equity — 0.6%
7,178	iShares Core MSCI Emerging Markets ETF	$290,494
	Inflation Protected Bonds — 5.4%
23,027	iShares TIPS Bond ETF	2,715,344
	International Equity — 2.3%
21,457	iShares Core MSCI EAFE ETF	1,070,490
3,491	SPDR S&P International Small Cap ETF	79,490
		1,149,980
	U.S. Equity — 4.5%
9,459	iShares Core S&P Small-Cap ETF	530,744
8,652	Schwab U.S. REIT ETF	283,266
5,055	SPDR S&P 500 ETF Trust	1,302,926
629	SPDR S&P MidCap 400 ETF Trust	165,352
		2,282,288
	U.S Fixed Income — 77.1%
337,824	iShares Core U.S. Aggregate Bond ETF (a)	38,974,755
	U.S. Treasury Bonds — 2.8%
7,377	iShares 1-3 Year Treasury Bond ETF	639,365
4,843	iShares 20+ Year Treasury Bond ETF	798,950
		1,438,315
	TOTAL EXCHANGE TRADED FUNDS (Cost $46,263,509)	46,851,176

	SHORT-TERM INVESTMENTS — 7.2%
3,626,834	First American Government Obligations Fund - Class X, 0.43% (b)	3,626,834
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,626,834)	3,626,834
	TOTAL INVESTMENTS — 99.9% (Cost $49,890,343)	50,478,010
	Other Assets in Excess of Liabilities — 0.1%	72,555
	NET ASSETS — 100.0%	$50,550,565

Percentages are stated as a percent of net assets.

The Fund’s security classifications are defined by the Fund Adviser.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Rate shown is the annualized seven-day yield as of March 31, 2020.

The accompanying notes are an integral part of these financial statements.

Premise Capital Diversified Tactical ETF

Statement of Assets and Liabilities
March 31, 2020 (Unaudited)

ASSETS
Investments in securities, at value (Cost $49,890,343)	$50,478,010
Receivable for capital shares sold	93,777
Dividends and interest receivable	7,779
Total assets	50,579,566

LIABILITIES
Management fees payable	29,001
Total liabilities	29,001

NET ASSETS	$50,550,565

Net Assets Consist of:
Paid-in capital	$59,656,868
Total distributable earnings (accumulated deficit)	(9,106,303)
Net assets	$50,550,565

Net Asset Value:
Net Assets	$50,550,565
Shares outstanding^	2,000,000
Net asset value, offering and redemption price per share	$25.28

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Premise Capital Diversified Tactical ETF

Statement of Operations
For the Six-Months Ended March 31, 2020 (Unaudited)

INCOME
Dividends	$549,425
Interest	2,152
Total investment income	551,577

EXPENSES
Management fees	179,659
Total expenses	179,659

Net investment income (loss)	371,918

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(8,142,558)
Change in unrealized appreciation (depreciation) on investments	(1,318,455)
Net realized and unrealized gain (loss) on investments	(9,461,013)
Net increase (decrease) in net assets resulting from operations	$(9,089,095)

The accompanying notes are an integral part of these financial statements.

Premise Capital Diversified Tactical ETF

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
OPERATIONS
Net investment income (loss)	$371,918	$616,089
Net realized gain (loss) on investments	(8,142,558)	365,283
Change in unrealized appreciation (depreciation) of investments	(1,318,455)	(335,293)
Net increase (decrease) in net assets resulting from operations	(9,089,095)	646,079

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(951,769)	(297,457)
Total distributions to shareholders	(951,769)	(297,457)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	17,805,918	32,719,825
Payments for shares redeemed	(2,212,745)	(23,679,840)
Net increase (decrease) in net assets derived from capital share transactions (a)	15,593,173	9,039,985
Net increase (decrease) in net assets	$5,552,309	$9,388,607

NET ASSETS
Beginning of period/year	$44,998,256	$35,609,649
End of period/year	$50,550,565	$44,998,256

(a)	A summary of capital shares transactions is as follows

	Six-Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
	Shares	Shares
Subscriptions	625,000	1,100,000
Redemptions	(75,000)	(800,000)
Net increase (decrease)	550,000	300,000

The accompanying notes are an integral part of these financial statements.

Premise Capital Diversified Tactical ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018		Period Ended September 30, 2017(1)
Net Asset value, beginning of period/year	$31.03		$30.96		$28.95		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)(7)	0.24		0.48		0.46		0.41
Net realized and unrealized gain (loss) on investments	(5.32)		(0.15	)(9)	1.95		3.70
Total from investment operations	(5.08)		0.33		2.41		4.11

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.67)		(0.26)		(0.40)		(0.16)
Total distributions	(0.67)		(0.26)		(0.40)		(0.16)

Net asset value, end of period/year	$25.28		$31.03		$30.96		$28.95

Total return	-16.87	%(3)	1.14%		8.39%		16.50	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$50,551		$44,998		$35,610		$14,474

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (4)	0.75	%(5)	0.75%		0.77	%(6)	0.85	%(5)
Net investment income (loss) to average net assets (7)	1.55	%(5)	1.61%		1.52%		1.61	%(5)
Portfolio turnover rate (8)	105	%(3)	313%		195%		69	%(3)

(1)	Commencement of operations on October 27, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.
(6)	Effective January 31, 2018 the Adviser reduced its management fee from 0.85% to 0.75%.
(7)

Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies, in which the Fund invests. The ratio does not include net investment income of the underlying investment companies, in which the Fund invests.

(8)	Excludes the impact of in-kind transactions.
(9)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net assers value per share for the year, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

Premise Capital Diversified Tactical ETF

Notes to Financial Statements

March 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

Premise Capital Diversified Tactical ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Premise Capital Frontier Advantage Diversified Tactical Index (the “Index”). The Fund commenced operations on October 27, 2016.

The end of the reporting period for the Fund is March 31, 2020, and the period covered by these Notes to Financial Statements is the six-month period ended March 31, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ACS”) Topic 946 Financial Services- Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Premise Capital Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Premise Capital Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$46,851,176	$—	$—	$46,851,176
Short-Term Investments	3,626,834	—	—	3,626,834
Total Investments in Securities	$50,478,010	$—	$—	$50,478,010

^	See Schedule of Investments for further disaggregation of investment categories

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend

Premise Capital Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to treatment of in-kind transactions. For the year ended September 30, 2019, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(1,480,203)	$1,480,203

Premise Capital Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

During the year ended September 2019, the Fund realized $1,480,203 in net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.

New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018- 13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Premise Capital, LLC (the “Adviser”) serves as the investment adviser and index provider to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”), between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging the transfer agency, custody, fund administration and accounting, and other related services necessary for the Fund to operate. Under the Advisory Agreement, the

Premise Capital Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser at an annual rate of 0.75% based on the Fund’s average daily net assets. Prior to January 31, 2018, the Advisor’s management fee was an annual rate of 0.85% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Until March 31, 2020, the Distributor was an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor (Until March 31, 2020), and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $49,496,549 and $53,068,123, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $17,247,024 and $2,157,960, respectively.

Premise Capital Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at September 30, 2019 were as follows:

Tax cost of investments	$43,141,261
Gross tax unrealized appreciation	$1,968,670
Gross tax unrealized depreciation	(109,555)
Net tax unrealized appreciation (depreciation)	1,859,115
Undistributed ordinary income	532,755
Undistributed long-term capital gain	—
Accumulated gain (loss)	532,755
Other accumulated gain (loss)	(1,457,309)
Distributable earnings (accumulated deficit)	$934,561

The difference between the cost basis for financial statements and federal income tax purposes is primarily due to timing differences in recognizing losses on wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. The fund did not defer any late-year losses for the period ended September 30, 2019.

As of September 30, 2019, the Fund had a short-term capital loss carryforward of $1,457,309. This amount does not have an expiration date.

The tax character of distributions paid by the Fund during the fiscal years ended September 30, 2019 and September 30, 2018, was as follows:

	Year Ended September 30, 2019	Year Ended September 30, 2018
Ordinary Income	$297,457	$261,258

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Prior to November 1, 2019 the Fund issued and redeemed shares generally in blocks of 50,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares

Premise Capital Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited) (Continued)

generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Investment Company Risk. The risks of investment in investment companies, such as ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

Premise Capital Diversified Tactical ETF

Expense Example

For the Six-Months Ended March 31, 2020 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 831.30	$3.43
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.25	$3.79

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.75%, multiplied by the average account value during the period, multiplied by 183/366, to reflect the one-half year period.

Premise Capital Diversified Tactical ETF

Approval of Advisory Agreement & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 2-3, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Premise Capital, LLC (the “Adviser”) and the Trust on behalf of the Premise Capital Diversified Tactical ETF (“TCTL” or the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of the Fund; (iii) the cost and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser or its affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, the Adviser along with representatives of other service providers of the Fund, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, a representative from the Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and other clients. The Board then discussed the written materials that it had received, the Adviser’s oral presentation, and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to TCTL. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to TCTL. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s CCO.

Premise Capital Diversified Tactical ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board also considered other services to be provided to TCTL, such as monitoring adherence to TCTL’s investment restrictions, monitoring compliance with applicable securities regulations, and monitoring the extent to which TCTL achieved its investment objective as a passively-managed fund. The Board noted that the Adviser was the index provider for TCTL. The Board considered that, because the Adviser is the index provider, the Adviser may have certain conflicts of interest with respect to its management of the index, but noted that the Adviser had adopted policies and procedures to mitigate such conflicts.

Historical Performance. The Board noted that it had received information regarding TCTL’s performance as of June 30, 2019 and August 31, 2019. Because TCTL is designed to track the performance of an index, the Board considered the extent to which TCTL tracked its index before fees and expenses, as well as its performance compared to the performance of other funds in its peer group. The Board noted that, for the one-year and since inception periods ended June 30, 2019 and August 31, 2019, TCTL had performed roughly in line with its underlying index before fees and expenses. In addition, the Board compared TCTL’s one-year performance for the period ended June 30, 2019 to that of TCTL’s peer group, World Allocation ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that TCTL had outperformed the median of the Category Peer Group. The Board also considered the performance of the Fund relative to its broad market benchmark, the Dow Jones Moderate Portfolio Index, noting that the Fund had outperformed the benchmark since inception as of June 30, 2019, but had trailed the benchmark for the one-year period. The Board also considered that the Fund’s performance for the one-year period ended June 30, 2019 was in the middle of the range of returns for a group of direct competitors identified by the Adviser.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for TCTL and compared it the Category Peer Group. The Board noted that the expense ratio for TCTL, excluding acquired fund fees and expenses (“AFFE”), was slightly higher than the median for its Category Peer Group. The Board also considered the AFFE incurred by TCTL and noted that TCTL’s net expense ratio including the AFFE was higher than the median for the group of direct competitors identified by the Adviser.

The Board took into consideration that the advisory fee for TCTL was a “unified fee,” meaning TCTL paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying

Premise Capital Diversified Tactical ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

TCTL’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with TCTL, taking into account analyses of the Adviser’s profitability with respect to TCTL.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing TCTL as assets grow in size. The Board further determined that, based on the amount and structure of TCTL’s unitary fee, such economies of scale would be shared with TCTL shareholders, although the Board intends to monitor fees as TCTL grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Premise Capital Diversified Tactical ETF

Federal Tax Information

(Unaudited)

For the fiscal year ended September 30, 2019, certain dividends paid by the Fund may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 67.86%.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2019 was 50.64%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Foreign Tax Credit Pass Through
(Unaudited)

For the year ended September 30, 2019, the Fund earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Foreign Source Income Earned	Foreign Taxes Paid
$161,159	$19,450

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.tctl.us.

Premise Capital Diversified Tactical ETF

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.tctl.us.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004, or accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.tctl.us.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at www.tctl.us.

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Adviser and Index Provider

Premise Capital, LLC
300 East 5th Avenue, Suite 265
Naperville, Illinois 60563

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Premise Capital Diversified Tactical ETF

Symbol – TCTL
CUSIP – 26922A768

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	06/09/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	06/09/2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	06/09/2020

*	Print the name and title of each signing officer under his or her signature.